SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Restricted cash (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Cash and cash equivalents	$ 254,065,589	$ 40,593,094
Restricted cash	316,777	83,217
Total cash, cash equivalents, and restricted cash	$ 254,382,366	$ 40,676,311